Revenue from Contracts with Customers Revenue from Contracts with Customers (Details) $ in Millions	12 Months Ended
Nov. 03, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue recognized during period that was included in contract liabilities at beginning of period	$ 200
Capitalized commission costs	$ 0